UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  		September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		QRT Management, LLC
Address: 	460 Park Avenue, 9th Floor
		New York, New York 10022


Form 13F File Number: [SEC ASSIGNS AFTER FIRST FILING]

The institutional investment manager filing this report
 and the person by whom it is
signed hereby represent that the person signing the report
 is authorized to submit it,
that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jon Bartner
Title: 		COO
Phone:		212-909-1625

Signature, Place, and Date of Signing:


				New York, NY	   10/15/2010
	[Signature]		[City, State]	   [Date]

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT. (Check here if all holdings of this
				 reporting manager are reported in this report.)

[   ] 	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
				 reporting manager are reported in this report
				and a portion are reported by
other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 		5
Form 13F Information Table Entry Total: 	78
Form 13F Information Table Value Total:		59239
						(thousands)
List of Other Included Managers:

Ergos Offshore I Ltd
LMA SPC
Whitney Capital Series Fund LLC - Series I
ISAM LLC
Evolved Alpha Equities MF, Ltd


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager
 filing this report.  NONE.

FORM 13F INFORMATION TABLE

                              TITLE                VALUE  SHARES                    INVSTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER                OF CLASS   CUSIP     x$1000 / PRN AMT SH/PRN PUT/CALL DSCRETN MNGRS SOLE   SHARED NONE
----------------------------- ---------- --------- ------ --------- ------ -------- ------- ----- ------ ------ ----
ASML Holding NV               NY REG SHS N07059186 385    12953     SH              SOLE          12953
UBS AG                        SHS NEW    H89231338 432    25359     SH              SOLE          25359
Tyco International Ltd        SHS        H89128104 433    11796     SH              SOLE          11796
Noble Energy Inc              COM        655044105 556    16465     SH              SOLE          16465
Deutsche Bank AG              COM        D18190898 593    10787     SH              SOLE          10787
ABB Ltd                       COM        000375204 1105   52327     SH              SOLE          52327
Aflac Inc                     COM        001055102 739    14295     SH              SOLE          14295
AT&T Inc                      COM        00206R102 1598   55885     SH              SOLE          55885
Activision Blizzard Inc       COM        00507V109 467    43189     SH              SOLE          43189
Allstate Corp/The             COM        020002101 457    14485     SH              SOLE          14485
American Express Co           COM        025816109 1926   45828     SH              SOLE          45828
American Tower Corp           COM        029912201 537    10483     SH              SOLE          10483
AmerisourceBergen Corp        COM        03073E105 730    23795     SH              SOLE          23795
Anadarko Petroleum Corp       COM        032511107 930    16310     SH              SOLE          16310
Analog Devices Inc            COM        032654105 476    15160     SH              SOLE          15160
Annaly Capital Management Inc COM        035710409 904    51362     SH              SOLE          51362
ArcelorMittal                 COM        03938L104 731    22178     SH              SOLE          22178
Archer-Daniels-Midland Co     COM        039483102 641    20086     SH              SOLE          20086
Automatic Data Processing Inc COM        053015103 1558   37069     SH              SOLE          37069
Avon Products Inc             COM        054303102 582    18114     SH              SOLE          18114
BB&T Corp                     COM        054937107 334    13874     SH              SOLE          13874
Barrick Gold Corp             COM        067901108 654    14137     SH              SOLE          14137
Bed Bath & Beyond Inc         COM        075896100 437    10067     SH              SOLE          10067
Bristol-Myers Squibb Co       COM        110122108 640    23619     SH              SOLE          23619
Canon Inc                     COM        138006309 533    11409     SH              SOLE          11409
CenturyTel Inc                COM        156700106 428    10834     SH              SOLE          10834
Coca-Cola Enterprises Inc     COM        191219104 368    11876     SH              SOLE          11876
Colgate-Palmolive Co          COM        194162103 774    10066     SH              SOLE          10066
Credit Suisse Group AG        COM        225401108 1104   25931     SH              SOLE          25931
Danaher Corp                  COM        235851102 1887   46462     SH              SOLE          46462
Deere & Co                    COM        244199105 1356   19438     SH              SOLE          19438
Diageo PLC                    COM        25243Q205 1241   17988     SH              SOLE          17988
Walt Disney Co/The            COM        254687106 363    10977     SH              SOLE          10977
EMC Corp/Massachusetts        COM        268648102 590    29027     SH              SOLE          29027
ENI SpA                       COM        26874R108 451    10454     SH              SOLE          10454
EnCana Corp                   COM        292505104 814    26939     SH              SOLE          26939
Ericsson                      COM        294821608 355    32360     SH              SOLE          32360
Express Scripts Inc           COM        302182100 656    13472     SH              SOLE          13472
Gap Inc/The                   COM        364760108 620    33266     SH              SOLE          33266
General Dynamics Corp         COM        369550108 2000   31835     SH              SOLE          31835
Gerdau SA                     COM        373737105 319    23452     SH              SOLE          23452
Gilead Sciences Inc           COM        375558103 393    11037     SH              SOLE          11037
Halliburton Co                COM        406216101 354    10713     SH              SOLE          10713
Hess Corp                     COM        42809H107 618    10446     SH              SOLE          10446
Intel Corp                    COM        458140100 2302   119890    SH              SOLE          119890
Kinross Gold Corp             COM        496902404 1147   61018     SH              SOLE          61018
Kraft Foods Inc               COM        50075N104 767    24844     SH              SOLE          24844
Linear Technology Corp        COM        535678106 349    11370     SH              SOLE          11370
Lockheed Martin Corp          COM        539830109 1482   20791     SH              SOLE          20791
McKesson Corp                 COM        58155Q103 678    10979     SH              SOLE          10979
Microsoft Corp                COM        594918104 913    37270     SH              SOLE          37270
NYSE Euronext                 COM        629491101 299    10450     SH              SOLE          10450
National Oilwell Varco Inc    COM        637071101 592    13319     SH              SOLE          13319
News Corp                     COM        65248E104 407    31187     SH              SOLE          31187
News Corp                     COM        65248E203 1097   72838     SH              SOLE          72838
Nexen Inc                     COM        65334H102 417    20748     SH              SOLE          20748
Northern Trust Corp           COM        665859104 641    13293     SH              SOLE          13293
Oracle Corp                   COM        68389X105 794    29586     SH              SOLE          29586
Peabody Energy Corp           COM        704549104 878    17918     SH              SOLE          17918
Pfizer Inc                    COM        717081103 618    35965     SH              SOLE          35965
Progressive Corp/The          COM        743315103 268    12846     SH              SOLE          12846
QUALCOMM Inc                  COM        747525103 456    10114     SH              SOLE          10114
Royal Dutch Shell PLC         COM        780259206 2263   37522     SH              SOLE          37522
SK Telecom Co Ltd             COM        78440P108 477    27300     SH              SOLE          27300
Shire PLC                     COM        82481R106 1514   22505     SH              SOLE          22505
Sony Corp                     COM        835699307 1019   32947     SH              SOLE          32947
Statoil ASA                   COM        85771P102 853    40676     SH              SOLE          40676
Symantec Corp                 COM        871503108 1016   67167     SH              SOLE          67167
TD Ameritrade Holding Corp    COM        87236Y108 494    30584     SH              SOLE          30584
Target Corp                   COM        87612E106 579    10835     SH              SOLE          10835
Thermo Fisher Scientific Inc  COM        883556102 753    15724     SH              SOLE          15724
Total SA                      COM        89151E109 604    11697     SH              SOLE          11697
UnitedHealth Group Inc        COM        91324P102 626    17819     SH              SOLE          17819
Verizon Communications Inc    COM        92343V104 588    18042     SH              SOLE          18042
Vodafone Group PLC            COM        92857W209 268    10784     SH              SOLE          10784
Walgreen Co                   COM        931422109 683    20379     SH              SOLE          20379
Xerox Corp                    COM        984121103 328    31656     SH              SOLE          31656